Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of provision (reversal) for net realizable value	$ 1	$ (20)
Total	4,377	4,061
Gross carrying amount
Disclosure of impairment loss and reversal of impairment loss [line items]
Finished products	2,795	2,712
Work in progress	820	647
Consumable inventory	857	882
Allowance to net realizable value
Disclosure of impairment loss and reversal of impairment loss [line items]
Effect of provision (reversal) for net realizable value	$ (95)	$ (180)